Annual Operating Expenses {- Fidelity® Value Fund} - 10.31 Fidelity Value Fund Retail PRO-07 - Fidelity® Value Fund - Fidelity Value Fund-Retail Class	Dec. 30, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.57%